SEGMENT REPORTING (Schedule of Revenues and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenues	$ 245,627	$ 279,332	$ 253,335
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	60,953	72,626
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	184,674	206,706
Telematics Services [Member]
Segment Reporting Information [Line Items]
Total revenues	182,944	204,728	181,357
Telematics Services [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Telematics Services [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	182,944	204,728
Telematics Products [Member]
Segment Reporting Information [Line Items]
Total revenues	62,683	74,604	$ 71,978
Telematics Products [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	60,953	72,626
Telematics Products [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 1,730	$ 1,978